Long-Term Investments - Schedule of Debt Securities and Available for Sale (Detail) - CNY (¥) ¥ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Initial cost		¥ 138,756	¥ 138,756
Net cumulative fair value adjustments		(31,952)	(24,324)
Carrying value		106,804	114,432
Shanghai Jiayang Information System Co., Ltd [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[1]	55,000	55,000
Net cumulative fair value adjustments	[1]	5,929	6,426
Carrying value	[1]	60,929	61,426
Guangzhou Tale Base Technology Co., Ltd [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[2]	31,400	31,400
Net cumulative fair value adjustments	[2]	(6,481)	(1,636)
Carrying value	[2]	24,919	29,764
Beijing Lingdai [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[3]	31,980	31,980
Net cumulative fair value adjustments	[3]	(14,701)	(13,999)
Carrying value	[3]	17,279	17,981
Others [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[4]	20,376	20,376
Net cumulative fair value adjustments	[4]	(16,699)	(15,115)
Carrying value	[4]	¥ 3,677	¥ 5,261

[1]	On September 28, 2021, Jiangsu Radnova entered into a share purchase agreement and a share transfer agreement to acquire 10% equity interest of Shanghai Jiayang Information System Co., Ltd (“Shanghai Jiayang”), which is principally engaged in human resource management software, at a cash consideration of RMB 55,000 (“Jiayang Investment”). The Company recognized unrealized losses of RMB 3,864 and RMB 497 in other comprehensive income/(loss) for the six months ended June 30, 2024 and 2025, respectively. Dividend of RMB 500 and nil were declared and paid by Shanghai Jiayang during the six months ended June 30, 2024 and 2025, respectively.
[2]	Jiangsu Radnova entered into a share purchase agreement and a share transfer agreement to acquire 10.02% equity interest of Guangzhou Tale Base Technology Co., Ltd (“Tale Base”), which is principally engaged in human resource management software, at a cash consideration of RMB 31,400 (“Tale Base Investment”). The Company recognized unrealized losses of RMB 603 in other comprehensive income/(loss) for the six months ended June 30, 2024. The Company recognized impairment loss of RMB 4,845 in investment losses for the six months ended June 30, 2025 as the Company has the intent to sell the impaired securities before recovery of its amortized cost basis.
[3]	On July 1, 2021, Jiangsu Radnova entered into a share purchase agreement and a share transfer agreement to acquire 19% equity interest of Beijing Lingdai, which is principally engaged in online and offline training in finance, at a cash consideration of RMB 31,980 (“Lingdai Investment”). For the six months ended June 30, 2024 and 2025, the Company recognized impairment losses of RMB 3,995 and RMB 702 in investment losses respectively, as the Company has the intent to sell the impaired securities before recovery of its amortized cost basis.
[4]	The Company recognized impairment losses of RMB 956 and RMB 1,584 in investment losses for the six months ended June 30, 2024 and 2025, respectively. The Company recognized an unrealized loss of RMB 941 and nil in other comprehensive income/(loss) for the six months ended June 30, 2024 and 2025, respectively.